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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment [ ] Amendment Number : __________
     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Ventures Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-11757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick P. Walker                 Contact Person: Joseph I. Worsham, II
Title: Member of WSV Management, L.L.C., general partner of
       WS Ventures Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:


/s/ Patrick P. Walker                  Dallas, Texas           August 14, 2008
------------------------------------   ---------------------   -----------------
(Signature)                            (City, State)           (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
Form 13F Information Table Entry Total:               75
Form 13F Information Table Value Total:         $106,115
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                           FORM 13F Information Table

           Column 1:              Column 2:   Column 3:  Column 4:       Column 5:      Column 6  Column 7:       Column 8:
------------------------------ -------------- --------- ----------- ------------------ ---------- --------- ---------------------
                                                        Fair Market Shares or                                  Voting Authority
                                  Title of      CUSIP      Value    Principal SH/ Put/ Investment   Other   ---------------------
        Name of Issuer              Class       Number   (x $1,000)   Amount  PRN Call Discretion  Managers    Sole   Shared None
------------------------------ -------------- --------- ----------- --------- --- ---- ---------- --------- --------- ------ ----
A C MOORE ARTS & CRAFTS INC    COM            00086T103         654    92,700  SH         SOLE       --        92,700      0    0
AIRSPAN NETWORKS INC           COM            00950H102         112   150,000  SH         SOLE       --       150,000      0    0
ALANCO TECHNOLOGIES INC        CL A NO PV NEW 011612603       2,724 1,945,915  SH         SOLE       --     1,945,915      0    0
ALLIED CAP CORP NEW            COM            01903Q108         185    13,300  SH         SOLE       --        13,300      0    0
ALTRA HOLDINGS INC             COM            02208R106       2,234   132,900  SH         SOLE       --       132,900      0    0
ARTHROCARE CORP                COM            043136100       1,028    25,200  SH         SOLE       --        25,200      0    0
ARTHROCARE CORP                COM            043136100         433    10,600  SH CALL    SOLE       --        10,600      0    0
ASPENBIO PHARMA INC            COM            045346103       4,310   675,560  SH         SOLE       --       675,560      0    0
BEACON POWER CORP              COM            073677106         156    75,000  SH         SOLE       --        75,000      0    0
BEAZER HOMES USA INC           COM            07556Q105         229    41,100  SH         SOLE       --        41,100      0    0
BEAZER HOMES USA INC           COM            07556Q105         334    60,000  SH CALL    SOLE       --        60,000      0    0
BECKMAN COULTER INC            COM            075811109       4,180    61,900  SH         SOLE       --        61,900      0    0
BORLAND SOFTWARE CORP          COM            099849101         540   397,400  SH         SOLE       --       397,400      0    0
BRIGHTPOINT INC                COM NEW        109473405         146    20,000  SH         SOLE       --        20,000      0    0
BRINKS CO                      COM            109696104       4,589    70,140  SH         SOLE       --        70,140      0    0
BRINKS CO                      COM            109696104         870    13,300  SH PUT     SOLE       --        13,300      0    0
CEC ENTERTAINMENT INC          COM            125137109       1,717    61,300  SH         SOLE       --        61,300      0    0
CKE RESTAURANTS INC            COM            12561E105       2,681   215,000  SH         SOLE       --       215,000      0    0
CALIFORNIA MICRO DEVICES CORP  COM            130439102         362   116,500  SH         SOLE       --       116,500      0    0
CAVIUM NETWORKS INC            COM            14965A101         435    20,700  SH         SOLE       --        20,700      0    0
CHARLES RIV LAB INTL INC       COM            159864107       1,438    22,500  SH         SOLE       --        22,500      0    0
CHINA DIRECT INC               COM            169384104          73    10,000  SH         SOLE       --        10,000      0    0
CHINA PRECISION STEEL INC      COM            16941J106          44    10,000  SH         SOLE       --        10,000      0    0
CHINA SEC & SURVE TECH INC     COM            16942J105         445    33,000  SH         SOLE       --        33,000      0    0
CONTANGO OIL & GAS COMPANY     COM NEW        21075N204         865     9,312  SH         SOLE       --         9,312      0    0
CONTANGO OIL & GAS COMPANY     COM NEW        21075N204         279     3,000  SH PUT     SOLE       --         3,000      0    0
CROWN HOLDINGS INC             COM            228368106       1,549    59,600  SH         SOLE       --        59,600      0    0
DSW INC                        CL A           23334L102       1,296   110,000  SH         SOLE       --       110,000      0    0
DEAN FOODS CO NEW              COM            242370104       5,390   274,700  SH         SOLE       --       274,700      0    0
DELIA'S INC NEW                COM            246911101       1,909   949,911  SH         SOLE       --       949,911      0    0
DOT HILL SYS CORP              COM            25848T109       1,380   545,300  SH         SOLE       --       545,300      0    0
EMCORE CORP                    COM            290846104         346    55,200  SH         SOLE       --        55,200      0    0
ENCORE ACQUISITION CO          COM            29255W100       2,196    29,200  SH         SOLE       --        29,200      0    0
ENERGY XXI (BERMUDA) LTD       COM SHS        G10082108         648    93,600  SH         SOLE       --        93,600      0    0
EXTREME NETWORKS INC           COM            30226D106         281    98,800  SH         SOLE       --        98,800      0    0
FIRST ACCEPTANCE CORP          COM            318457108       1,225   382,772  SH         SOLE       --       382,772      0    0
GENTIVA HEALTH SERVICES INC    COM            37247A102       6,940   364,300  SH         SOLE       --       364,300      0    0
GTX INC DEL                    COM            40052B108       2,587   180,300  SH         SOLE       --       180,300      0    0

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
HFF INC                        CL A           40418F108       2,028   356,400  SH         SOLE       --       356,400      0    0
HANSEN NAT CORP                COM            411310105       2,101    72,900  SH         SOLE       --        72,900      0    0
HAYNES INTERNATIONAL INC       COM NEW        420877201       5,220    90,700  SH         SOLE       --        90,700      0    0
HECKMANN CORP                  COM            422680108         403    45,000  SH         SOLE       --        45,000      0    0
HELIX ENERGY SOLUTIONS GRP INC COM            42330P107       2,636    63,300  SH         SOLE       --        63,300      0    0
HOLLY CORP                     COM PAR $0.01  435758305       4,781   129,500  SH         SOLE       --       129,500      0    0
HOLLY CORP                     COM PAR $0.01  435758305         258     7,000  SH CALL    SOLE       --         7,000      0    0
INFINERA CORPORATION           COM            45667G103         107    12,100  SH         SOLE       --        12,100      0    0
INTERFACE INC                  CL A           458665106       2,056   164,100  SH         SOLE       --       164,100      0    0
LAWSON SOFTWARE INC NEW        COM            52078P102       1,059   145,700  SH         SOLE       --       145,700      0    0
MEDCATH CORP                   COM            58404W109       3,337   185,600  SH         SOLE       --       185,600      0    0
MEDIS TECHNOLOGIES LTD         COM            58500P107          41    12,000  SH         SOLE       --        12,000      0    0
MICROMET INC                   COM            59509C105         106    40,000  SH         SOLE       --        40,000      0    0
MICROTUNE INC DEL              COM            59514P109         457   132,000  SH         SOLE       --       132,000      0    0
NOVATEL WIRELESS INC           COM NEW        66987M604       1,202   108,000  SH         SOLE       --       108,000      0    0
ORION ENERGY SYSTEMS INC       COM            686275108         420    42,000  SH         SOLE       --        42,000      0    0
P F CHANGS CHINA BISTRO        COM            69333Y108         413    18,500  SH         SOLE       --        18,500      0    0
PHH CORP                       COM NEW        693320202         743    48,400  SH         SOLE       --        48,400      0    0
PARALLEL PETE CORP DEL         COM            699157103       3,075   152,742  SH         SOLE       --       152,742      0    0
PENN TREATY AMERN CORP         COM NEW        707874400       1,635   339,282  SH         SOLE       --       339,282      0    0
PENWEST PHARMACEUTICALS CO     COM            709754105         621   230,041  SH         SOLE       --       230,041      0    0
PERVASIVE SOFTWARE INC         COM            715710109       3,430   799,436  SH         SOLE       --       799,436      0    0
PREMIER EXHIBITIONS INC        COM            74051E102         182    40,000  SH         SOLE       --        40,000      0    0
RASER TECHNOLOGIES INC         COM            754055101       2,767   284,100  SH         SOLE       --       284,100      0    0
REIS INC                       COM            75936P105       1,464   266,662  SH         SOLE       --       266,662      0    0
RESPONSE GENETICS INC          COM            76123U105       2,116   675,963  SH         SOLE       --       675,963      0    0
RETAIL VENTURES INC            COM            76128Y102         558   121,300  SH         SOLE       --       121,300      0    0
RICKS CABARET INTL INC         COM NEW        765641303         235    14,000  SH         SOLE       --        14,000      0    0
ROCHESTER MED CORP             COM            771497104         570    54,682  SH         SOLE       --        54,682      0    0
RURAL/METRO CORP               COM            781748108          47    23,490  SH         SOLE       --        23,490      0    0
SPORT SUPPLY GROUP INC DEL     COM            84916A104         654    63,706  SH         SOLE       --        63,706      0    0
STAGE STORES INC               COM NEW        85254C305       1,238   106,100  SH         SOLE       --       106,100      0    0
TENNECO INC                    COM            880349105         599    44,300  SH         SOLE       --        44,300      0    0
TIBCO SOFTWARE INC             COM            88632Q103         331    43,300  SH         SOLE       --        43,300      0    0
TRI VY CORP                    COM            895735108         106    14,300  SH         SOLE       --        14,300      0    0
TRINITY INDS INC               COM            896522109       2,238    64,500  SH         SOLE       --        64,500      0    0
WHITE ELECTRONIC DESIGNS CORP  COM            963801105          71    15,406  SH         SOLE       --        15,406      0    0